Taxation (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Corporate profit percentage	8.25%	8.25%
Profit tax rate percentage	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	(0.40%)	(0.40%)
Profit tax rate percentage	21.00%	21.00%	21.00%	21.00%
Operating loss carryforward (in Dollars)				$ 5.9
Deferred tax valuation allowance (in Dollars)	$ 99.1		$ 90.0	$ 48.4
Hong Kong [Member]
Taxation [Line Items]
Profit tax (in Dollars)		$ 2
Profit tax rate percentage	16.50%	16.50%
Profits amount exceeding (in Dollars)		$ 2
Preferential tax rate	16.50%	16.50%
US [Member]
Taxation [Line Items]
Operating loss carryforward (in Dollars)	$ 11.0		$ 8.9